T. ROWE PRICE Retirement Blend 2010 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 52.1%
T. Rowe Price Funds:
U.S. Limited Duration TIPS Index
Fund  4,679 3,414 886 787,076 7,280
QM U.S. Bond Index Fund  4,533 3,318 851 739,072 7,147
International Bond Fund (USD
Hedged)  1,585 1,190 308 294,564 2,518
Dynamic Global Bond Fund  1,118 746 239 214,215 1,682
Emerging Markets Bond Fund  1,065 680 192 169,819 1,588
U.S. Treasury Long-Term Index
Fund  982 667 190 201,409 1,500
High Yield Fund  982 635 226 237,627 1,419
Dynamic Credit Fund  397 319 84 71,660 642
Floating Rate Fund  367 222 99 52,668 489
Total Bond Mutual Funds (Cost $23,910) 24,265
EQUITY MUTUAL FUNDS 45.8%
T. Rowe Price Funds:
Equity Index 500 Fund  3,896 2,542 1,027 37,811 5,929
International Equity Index Fund  1,860 1,254 345 165,224 2,804
Hedged Equity Fund  1,461 916 316 171,655 2,171
Value Fund  1,410 976 309 44,198 2,098
Growth Stock Fund  1,280 852 304 17,733 1,884
Real Assets Fund  938 634 170 95,164 1,398
International Value Equity Fund  589 359 103 47,658 884
International Stock Fund  505 305 97 35,443 728
Mid-Cap Index Fund  478 290 152 32,256 675
Emerging Markets Discovery Stock
Fund  357 242 63 38,044 539
Small-Cap Index Fund  388 233 101 34,312 521
Emerging Markets Stock Fund  309 209 57 13,500 457
Mid-Cap Growth Fund  278 184 53 3,877 385
Mid-Cap Value Fund  233 163 47 10,225 332
Small-Cap Value Fund  225 158 47 6,235 328
New Horizons Fund (3) 153 103 26 4,019 225
Total Equity Mutual Funds (Cost $18,889) 21,358

T. ROWE PRICE Retirement Blend 2010 Fund

$ Value
5/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds  2.2%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (4) 720 971 659 1,031,523 1,032
Total Short-Term Investments (Cost $1,032) 1,032
Total Investments in Securities 100.1%
(Cost $43,831) $ 46,655
Other Assets Less Liabilities (0.1)% (24)
Net Assets 100.0% $ 46,631
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$109 and $109, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ 10 $ 29
Dynamic Global Bond Fund  (24) 57 39
Emerging Markets Bond Fund  — 35 65
Emerging Markets Discovery Stock Fund  1 3 18
Emerging Markets Stock Fund  1 (4) 7
Equity Index 500 Fund  7 518 46
Floating Rate Fund  — (1) 25
Growth Stock Fund  116 56 3
Hedged Equity Fund  30 110 28
High Yield Fund  (1) 28 64
International Bond Fund (USD Hedged)  (9) 51 55
International Equity Index Fund  (1) 35 67
International Stock Fund  5 15 11
International Value Equity Fund  (1) 39 24
Mid-Cap Growth Fund  31 (24) 2
Mid-Cap Index Fund  14 59 6
Mid-Cap Value Fund  31 (17) 5
New Horizons Fund  10 (5) —
QM U.S. Bond Index Fund  (19) 147 183
Real Assets Fund  (2) (4) 28
Small-Cap Index Fund  10 1 7
Small-Cap Value Fund  23 (8) 4
U.S. Limited Duration TIPS Index Fund  (34) 73 262
U.S. Treasury Long-Term Index Fund  (11) 41 36
Value Fund  113 21 30
U.S. Treasury Money Fund, 4.44% — — 30
Affiliates not held at period end — — —
Totals $ 290# $ 1,236 $ 1,074+

T. ROWE PRICE Retirement Blend 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $349 of the net realized gain (loss).
+ Investment income comprised $1,074 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2010 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2010 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1340-054Q3 02/25